ARISTOTLE FUNDS SERIES TRUST
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

April 17, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Aristotle Funds Series Trust (the “Trust”)
File Nos.: 333‑269217 and 811‑23850

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the amendment dated April 17, 2023, and filed electronically as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N‑1A on April 10, 2023.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 516-1692.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
For U.S. Bank Global Fund Services

Appendix A
Aristotle Portfolio Optimization Conservative Fund
Aristotle Portfolio Optimization Moderate Conservative Fund
Aristotle Portfolio Optimization Moderate Fund
Aristotle Portfolio Optimization Growth Fund
Aristotle Portfolio Optimization Aggressive Growth Fund
Aristotle Ultra Short Income Fund
Aristotle Short Duration Income Fund
Aristotle Core Income Fund
Aristotle ESG Core Bond Fund
Aristotle Strategic Income Fund
Aristotle Floating Rate Income Fund
Aristotle High Yield Bond Fund
Aristotle Small/Mid Cap Equity Fund
Aristotle Small Cap Equity Fund II
Aristotle Growth Equity Fund
Aristotle International Equity Fund II
Aristotle Value Equity Fund II
Aristotle/Saul Global Equity Fund II
Aristotle High Income Fund
Aristotle Core Equity Fund II